1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

October 30, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:  Angel Oak Financial Strategies Income Term Trust Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 (File Nos. 811-23358 and 333-281824)

Ladies and Gentlemen:

Enclosed for filing on behalf of Angel Oak Financial Strategies Income Term Trust (the “Fund”), a closed-end management investment company, is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940.

This filing is for the registration and issuance of common shares and/or preferred shares of beneficial interest, each with a par value of $0.001 per share, and/or subscription rights to purchase common shares and any follow-on offering in accordance with the Registration Statement (the “Offerings”). The approximate date of the proposed Offerings will be from time to time after the effective date of the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3386.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen